As filed with the Securities and Exchange Commission on November 8, 2017
File No. 33-5852
File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 132	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 134	☒

HARBOR FUNDS
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
□	on pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on November 8, 2017.
Harbor Funds
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	November 8, 2017
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	November 8, 2017
/s/ Scott M. Amero* Scott M. Amero	Trustee	November 8, 2017
/s/ Raymond J. Ball* Raymond J. Ball	Trustee	November 8, 2017
/s/ Donna J. Dean* Donna J. Dean	Trustee	November 8, 2017
/s/ Joseph L. Dowling, III** Joseph L. Dowling, III	Trustee	November 8, 2017
/s/ Randall A. Hack* Randall A. Hack	Trustee	November 8, 2017
/s/ Robert Kasdin* Robert Kasdin	Trustee	November 8, 2017
/s/ Kathryn L. Quirk** Kathryn L. Quirk	Trustee	November 8, 2017
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	November 8, 2017
/s/ Charles F. McCain

Charles F. McCain
Attorney-in-Fact
Dated: November 8, 2017
*	As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A on August 14, 2015.

**	As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on October 30, 2017.

HARBOR FUNDS
INDEX TO EXHIBITS IN REGISTRATION STATEMENT
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
I-1